Related Party Transactions - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Construction in progress | Cochlear Limited [Member]
Related Party Transactions
production line under construction	€ 600
R&D Collaboration
Related Party Transactions
Collaboration agreements led to financial impact	766	€ 2,021
R&D Collaboration | Cochlear Limited [Member]
Related Party Transactions
Collaboration agreements led to financial impact	766	€ 2,021
R&D Collaboration | Cochlear Limited [Member]
Related Party Transactions
Collaboration agreements led to financial impact	€ 182,000